CONVERTIBLE INSTRUMENTS CLASSIFIED AS EQUITY (Tables)	12 Months Ended
Mar. 31, 2022
Convertible Instruments Classified As Equity
SCHEDULE OF ISSUANCE OF CONVERTIBLE LOAN

Date	Terms	Amount $

29 May 2020	● 20% coupon per annum ● Conversion price of 0.4p ● Upon conversion the shares will be issued with a warrant attached at an exercise price of 0.4p with a maximum life of 5 years from the date of the conversion of the loan note	541,239

Fees relating to equity fundraise 29 May 2020 issued as CLN	● 20% coupon per annum ● Conversion price of 0.4p ● Upon conversion the shares will be issued with a warrant attached at an exercise price of 0.4p with a maximum life of 5 years from the date of the conversion of the loan note	32,474

27 July 2020	● 2.15% coupon per annum Conversion price of 8.5p	4,506,446

17 August 2020	● 2.15% coupon per annum ● Conversion price of 8.5p	1,882,641

3 September 2020	● 2.15% coupon per annum ● Conversion price of 8.5p	663,055

Fees relating to all other equity fundraise issued as CLN	● 2.15% coupon per annum ● Conversion price of 8.5p	525,922

		8,151,777